Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Account Balances with Related Parties
Balances of receivables and payables to related parties as of December 31, 2023 and 2022 are as follows:

		December 31, 2023				December 31, 2022
Related party	Name of entity	Receivables		Payables		Receivables		Payables
Parent company	GungHo Online Entertainment, Inc.	₩	1,972	₩	3	₩	2,874	₩	3
Other company	GungHo Online Entertainment America	—		1		—		30
	Total	₩	1,972	₩	4	₩	2,874	₩	33
The details of transaction with related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

		2023				2022				2021
Related party	Name of entity	Revenue		Purchases		Revenue		Purchases		Revenue		Purchases
		(In millions of Korean won)
Parent company	GungHo Online Entertainment, Inc.	₩	18,417	₩	15	₩	25,741	₩	20	₩	36,647	₩	55
Other company	GungHo Online Entertainment America	—		55		—		42		—		—
	Total	₩	18,417	₩	70	₩	25,741	₩	62	₩	36,647	₩	55

Summary of Key Management Personnel Compensation
The compensation for the key management personnel (registered directors), for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Salaries	₩	1,734	₩	1,503	₩	1,472